Schedule of Gain on Disposition of Assets (Detail) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 31, 2017 USD ($) Vessel	Dec. 31, 2017 USD ($) Vessel	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) Vessel
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain (loss) on vessels disposed	$ 1,338			$ 6,616	$ 3,257
Number of vessels disposed | Vessel				11
Predecessor
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain (loss) on vessels disposed		$ 3,189	$ 3,561			$ 9,253	$ 24,099
Number of vessels disposed | Vessel			7				12
Vessels
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain (loss) on vessels disposed				$ (163)
Vessels | Predecessor
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain (loss) on vessels disposed			$ 509				$ (102)